OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of other operating expense [text block]
Thousands

of U.S. dollars
2019 2020 2021
Other operating

expenses
Services

provided by third

parties
156,868
106,526 95,064
Losses

on disposal of

fixed assets

352
316 414
Taxes

other than

income

tax

9,494
11,610 4,344
Other management

expenses
64
259 123
Total 166,778 118,711 99,945
26) OTHER

OPERATING

EXPENSES
The breakdown

of “Other

operating expenses”

for the years

ended December

31, 2019,

2020 and 2021

is as follow:
Details of

“Services provided

by third parties”

under “Other

operating

expenses” are

as follow:
Thousands

of U.S. dollars
2019 2020 2021
Services provided

by

third parties
Leases
(*) 18,029 13,202 2,010
Installation and

maintenance

25,586 23,775 22,102
Lawyers and

law firms

4,734 3,157 3,695
Tax

advisory services

218 14 -
Consultants

17,805 11,584 15,305
Audits and

other related

services

1,628 1,187 1,987
Other external

professional

services

44,070 24,779 30,441
Publicity,

advertising and

public relations

6,677 3,556 3,048
Insurance premiums

547 1,517 1,267
Travel expenses

6,021 1,631 784
Utilities

25,790 17,736 6,550
Banking

and similar

services

2,307 971 414
Other

3,456 3,417 7,461
TOTAL
156,868 106,526 95,064
(*) For 2019, 2020 and

2021, the amount

is related

to contracts

there are not

under IFRS

16, related to the exemptions

to short-term leases

and lease

of low-value

assets.